Financial Instruments and Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring fair value measurement [member] - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans	$ (1,760,066)
Derivative warrant liabilities	(2,369,195)	$ (3,519,702)
Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Derivative warrant liabilities
Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans	(1,760,066)
Derivative warrant liabilities
Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans
Derivative warrant liabilities	(2,369,195)	(3,519,702)
Polyrizon shares [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	886
Polyrizon shares [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	886
Polyrizon shares [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon shares [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Shares [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	1,030,402
Taurus Shares [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	1,030,402
Taurus Shares [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Shares [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	631,119
Taurus Warrants [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	$ 631,119
Xylo shares [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		110,400
Xylo shares [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		110,400
Xylo shares [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Xylo shares [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon warrants [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		178,988
Polyrizon warrants [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon warrants [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon warrants [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		$ 178,988